SHARE BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of stock options roll forward [Table Text Block]
	Options Outstanding		Options Exercisable
	Number of options (in thousands)	Weighted average exercise price	Number of options (in thousands)	Weighted average exercise price
Balance, December 31, 2021	272	$39.06	272	$39.06
Granted	90	19.15	1	29.60
Exercised	(27)	3.00	(27)	3.00
Forfeited	(45)	52.44	(34)	54.39
Balance, December 31, 2022	290	34.17	212	41.19
Granted	5	7.00	14	17.43
Forfeited	(246)	35.05	(182)	42.31
Balance, December 31, 2023	49	$27.04	44	$29.30

Date of expiry	Options outstanding	Options exercisable	Exercise price	Grant date fair value vested	Remaining life in years
	Thousands	Thousands	$	Thousands of Dollars
June 28, 2024	17	17	$3.00	$13	0.5
July 15, 2025	4	4	45.00	83	1.5
December 23, 2025	8	8	45.00	230	2.0
September 25, 2026	2	2	138.00	205	2.7
December 16, 2026	6	6	40.80	185	3.0
January 17, 2027	3	3	34.00	63	3.0
January 26, 2027	1	1	29.60	25	3.1
March 17, 2033	5	-	7.00	26	9.2
July 5, 2033	3	3	13.40	31	9.5
	49	44	$27.04	$861	2.8

Schedule of stock options outstanding and exercisable [Table Text Block]
	Options Outstanding
	Number of options (in thousands)	Weighted average exercise	Weighted average remaining life (years)	Aggregate intrinsic value
Outstanding balance, December 31, 2023	49	$27.04	2.8	$-
Forfeited	(11)	$44.03	2.0	-
Outstanding balance, March 31, 2024	38	$22.25	2.7	$-
Exercisable balance, March 31, 2024	38	$22.25	2.7	$-

Schedule of weighted average inputs and assumptions [Table Text Block]
	2023	2022
Risk-free annual interest rate	2.77%	2.85%
Current stock price	$6.90	$18.95
Expected annualized volatility	100%	100%
Expected life (years)	10	7
Expected annual dividend yield	0%	0%
Exercise price	$7.00	$19.16
Weighted average grant date fair value	$7.00	$19.16

Schedule of restricted stock awards [Table Text Block]
	Number of restricted stock awards	Weighted average grant date fair value
	Thousands
Balance, December 31, 2023	391	$1.41
Vested	(363)	(0.76)
Cancelled	(4)	(6.90)
Balance, March 31, 2024	24	$10.24

	Number of restricted stock awards	Weighted average grant date fair value
	Thousands	$
Balance, December 31, 2021	-	-
Granted	147	13.64
Vested	(1)	14.62
Balance, December 31, 2022	146	13.64
Granted	838	1.44
Cancelled	(174)	(8.92)
Vested	(419)	(2.66)
Balance, December 31, 2023	391	1.41